Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues | Distributor 1
Concentration risk	33.00%	8.00%
Revenues | Distributor 2
Concentration risk	23.00%	38.00%
Revenues | Distributor 3
Concentration risk	11.00%	24.00%
Accounts Receivable | Distributor 1
Concentration risk	24.00%	69.00%
Accounts Receivable | Distributor 2
Concentration risk	60.00%	17.00%
Accounts Receivable | Distributor 3
Concentration risk	7.00%	0.00%